Other liabilities and provisions	12 Months Ended
Mar. 31, 2019
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Other liabilities and provisions

14. Other liabilities and provisions

	As at March 31,
Other liabilities	2018		2019
Non-current
Financial liabilities
Deposits and others	₹	7	₹	—

	₹	7	₹	—
Non-Financial liabilities
Employee benefits obligations	₹	1,791	₹	2,083
Others		2,440		3,175
Liabilities directly associated with assets held for sale		(8)		—

	₹	4,223	₹	5,258

Other non-current liabilities	₹	4,230	₹	5,258

Current
Financial liabilities
Deposits and others	₹	1,050	₹	644

	₹	1,050	₹	644
Non-Financial liabilities
Statutory and other liabilities	₹	4,263	₹	5,430
Employee benefits obligations		8,537		10,065
Advance from customers		1,901		1,361
Others		1,139		1,190
Liabilities directly associated with assets held for sale		(277)		—

	₹	15,563	₹	18,046

Other current liabilities	₹	16,613	₹	18,690

Total	₹	20,843	₹	23,948

	As at March 31,
Provisions	2018		2019
Non-current
Provision for warranty	₹	3	₹	2

	₹	3	₹	2
Current
Provision for warranty	₹	290	₹	275
Others		506		363

	₹	796	₹	638

	₹	799	₹	640

Provision for warranty represents cost associated with providing sales support services which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 to 2 years. Other provisions primarily include provisions for indirect tax related contingencies and litigations. The timing of cash outflows in respect of such provision cannot be reasonably determined.

A summary of activity for provision for warranty and other provisions is as follows:

	Year ended March 31, 2018						Year ended March 31, 2019
	Provision for warranty		Others		Total		Provision for warranty		Others		Total
Balance at the beginning of the year	₹	440	₹	834	₹	1,274	₹	293	₹	506	₹	799
Additional provision during the year		317		7		324		295		13		308
Provision used during the year		(464)		(335)		(799)		(311)		(156)		(467)

Balance at the end of the year	₹	293	₹	506	₹	799	₹	277	₹	363	₹	640